Other revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Revenues
Noncontrolling interests without SEI	436	658	336
Loans held-for-sale	(4)	(5)	(37)
Long-lived assets held-for-sale	392	30	458
Equity method investments	252	251	150
Other investments	312	315	749
Other	743	527	892
Other revenues	2,131	1,776	2,548
Bank
Other Revenues
Noncontrolling interests without SEI	451	695	333
Loans held-for-sale	(4)	(5)	(37)
Long-lived assets held-for-sale	391	30	456
Equity method investments	239	240	134
Other investments	276	255	752
Other	882	577	850
Other revenues	2,235	1,792	2,488